Leases - Rent Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Leases 1 [Abstract]
Annual lease expense	$ 23.8	$ 17.0	$ 8.6
Contingent rent	8.4	2.9	1.1
Rent expense	$ 32.2	$ 19.9	$ 9.7